EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Schedule of composition of employee benefits

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Retirements payments	55,119	49,680
Resignation payments	10,124	10,097
Other obligations	35,844	22,545
Total liability for employee benefits	101,087	82,322

Schedule of movement of employee benefits

The movement in retirements and resignation payments and other obligations:

		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2015	74,102	(13,609)	(3,824)	14,631	(6,029)	65,271
From January 1 to December 31, 2016	65,271	17,487	(4,536)	3,105	995	82,322
From January 1 to December 31, 2017	82,322	21,635	(5,399)	(2,763)	5,292	101,087

Schedule of principal assumptions

The principal assumptions used in the calculation to the provision in Chile are presented below:

	As of
	December 31,
Assumptions	2017	2016

Discount rate	4.55%	4.54%
Expected rate of salary increase	4.50%	4.50%
Rate of turnover	6.98%	6.16%
Mortality rate	RV-2014	RV-2009
Inflation rate	2.72%	2.86%
Retirement age of women	60	60
Retirement age of men	65	65

Schedule of sensitivity analysis actuarial assumptions

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(5,795)	(5,665)
Change in the accrued liability an closing for decrease of 100 p.b.	6,617	5,952

Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	6,412	6,334
Change in the accrued liability an closing for decrease of 100 p.b.	(5,750)	(5,644)

Schedule of liability for short-term	The liability for short-term:
	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	99,862	89,523

(*)	Accounts payables to employees (Note 20 letter b)

Schedule of employment expenses

Employment expenses are detailed below:

	For the periods ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Salaries and wages	1,604,552	1,549,402	1,631,320
Short-term employee benefits	145,245	132,436	171,366
Termination benefits	85,070	79,062	51,684
Other personnel expenses	188,767	190,233	218,435
Total	2,023,634	1,951,133	2,072,805